UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2022
Semiannual Report
to Shareholders
DWS Intermediate Tax-Free Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
11	Investment Portfolio
29	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
37	Notes to Financial Statements
47	Information About Your Fund’s Expenses
49	Advisory Agreement Board Considerations and Fee Evaluation
53	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Intermediate Tax-Free Fund

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Intermediate Tax-Free Fund	|	3

Letter to Shareholders
Dear Shareholder:
Financial markets experienced several negative impacts which began in late February with the Russia-Ukraine war and continued through the remainder of the year due to volatility in energy, a rise in inflation, pressure on supply chains, and slower corporate earnings growth. Global monetary authorities have moved aggressively to tame inflation which in turn has created a swift decline in equity and fixed income markets. The longer-term effects of these headwinds remain uncertain. De-globalization and a desire for energy independence across Europe and North America may continue to push prices upwards, and we expect inflation will remain higher than average over the next decade.
In periods such as this, real capital preservation becomes more challenging. Our portfolio managers continue to assess risks and form opinions on how these headwinds may impact investment portfolios over multiple time horizons. Yields for bonds can be impacted by economic risks, rising inflation, and slowing monetary support. We expect a moderate rise in government bond yields while short term spread widening may offer potential over the next year. For equities, we expect continued volatility in the short-term, however we do have a favorable view on companies with solid balance sheets and business models over a twelve-month horizon. We believe alternatives such as real estate, infrastructure and commodities may help in preserving capital given pricing power and correlation to inflation. Overall, we believe a diversified and balanced portfolio may help mitigate portfolio volatility during this uncertain economic and market cycle.
In our view, the current environment underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Intermediate Tax-Free Fund

Performance SummaryNovember 30, 2022 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	–1.10%	–7.78%	0.98%	1.15%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–3.82%	–10.32%	0.42%	0.87%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†	–0.40%	–6.25%	1.51%	1.80%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–10.23%	0.22%	1.02%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–12.70%	–0.34%	0.74%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†		–8.87%	0.76%	1.64%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	–1.47%	–8.47%	0.24%	0.40%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.45%	–8.47%	0.24%	0.40%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†	–0.40%	–6.25%	1.51%	1.80%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–10.90%	–0.53%	0.27%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–10.90%	–0.53%	0.27%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†		–8.87%	0.76%	1.64%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	–0.97%	–7.55%	1.23%	1.39%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†	–0.40%	–6.25%	1.51%	1.80%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–10.00%	0.47%	1.26%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†		–8.87%	0.76%	1.64%

DWS Intermediate Tax-Free Fund	|	5

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	–0.97%	–7.55%	1.23%	1.41%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†	–0.40%	–6.25%	1.51%	1.80%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–10.00%	0.47%	1.28%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index†		–8.87%	0.76%	1.64%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2022 are 0.78%, 1.53%, 0.64% and 0.55% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local taxes.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6	|	DWS Intermediate Tax-Free Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index is a sub-index of the Bloomberg
Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years designed for the tax-exempt bond market.

‡	Total returns shown for periods less than one year are not annualized.

DWS Intermediate Tax-Free Fund	|	7

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/22	$10.75	$10.75	$10.75	$10.75
5/31/22	$11.00	$11.00	$11.00	$11.00
Distribution Information as of 11/30/22
Income Dividends, Six Months	$.13	$.09	$.14	$.14
November Income Dividend	$.0231	$.0165	$.0253	$.0253
SEC 30-day Yield‡‡	2.93%	2.27%	3.26%	3.25%
Tax Equivalent Yield‡‡	4.95%	3.83%	5.51%	5.49%
Current Annualized Distribution Rate‡‡	2.61%	1.87%	2.86%	2.86%

‡‡
The SEC yield is net investment income per share earned over the month ended
November 30, 2022, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 2.88%, 2.20%, 3.10% and 3.19% for Class A, Class C, Class S
and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.8%.
Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2022. Distribution rate simply measures the level of dividends and is not a complete measure of performance.
The current annualized distribution rates would have been 2.56%, 1.80%, 2.70% and
2.80% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

8	|	DWS Intermediate Tax-Free Fund

Portfolio Management Team
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2014.
—Joined DWS in 1989.
—Co-Head of Municipal Bond Department.
—BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—Co-Head of Municipal Bond Department.
—BS, Montana State University.
Patrick Gallagher, Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 2003. Prior to his current role, he served as a Municipal Quantitative Analyst in the Municipal Bond Department. Previously, he served as an Insurance Reporting Supervisor in the Insurance Asset Management business and as Investment Accountant in the Private Wealth Management Division.
—BA, Colby College.
Allyson McCann, Portfolio Manager Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund in 2022.
—Joined DWS in 2022 with 14 years of industry experience.
—Prior to joining DWS, Allyson served as portfolio manager focused on separately managed accounts at Breckenridge Capital Advisors, Columbia Threadneedle Investments, and BNY Mellon.
—BSBA, Suffolk University; MBA, MsF, Northeastern University.

DWS Intermediate Tax-Free Fund	|	9

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
Revenue Bonds	77%	71%
General Obligation Bonds	13%	14%
Lease Obligations	8%	10%
Escrow to Maturity/Prerefunded Bonds	2%	3%
Other	0%	0%
Variable Rate Demand Notes	0%	2%
Variable Rate Demand Preferred Shares	—	0%
	100%	100%

Interest Rate Sensitivity	11/30/22	5/31/22
Effective Maturity	5.9 years	5.3 years
Modified Duration	4.8 years	4.5 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
AAA	10%	11%
AA	43%	41%
A	29%	31%
BBB	12%	10%
BB	2%	2%
B	—	0%
Not Rated	4%	5%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
New York	12%	12%
California	11%	12%
Georgia	8%	8%
Pennsylvania	7%	7%
Texas	7%	9%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 53 for contact information.

10	|	DWS Intermediate Tax-Free Fund

Investment Portfolioas of November 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.2%
Alabama 1.8%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, LIQ: Royal Bank of Canada	1,335,000	1,340,704
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053	2,615,000	2,565,840
Jackson, Black Belt Energy Gas District Gas Project Revenue, 4.0%, Mandatory Put 12/1/2026 @ 100, 10/1/2052	7,000,000	6,932,352
Southeast Energy Authority, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053	3,635,000	3,732,662
		14,571,558
Arizona 2.6%
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	675,860
Series A, 5.0%, 2/1/2031	1,200,000	1,368,975
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,290,901
Series A, 5.0%, 1/1/2029	1,605,000	1,817,484
Arizona, State Industrial Development Authority Revenue, “A” , Series 2019-2, 3.625%, 5/20/2033	4,728,760	4,554,462
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,288,570
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	7,341,804
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	966,060
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,695,340
		20,999,456
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
California 11.2%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,106,550
Series E, 5.0%, 10/1/2029	1,000,000	1,106,366
California, Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Preparation:
Series A, 5.0%, 10/1/2029 (a)	1,250,000	1,410,447
Series A, 5.0%, 10/1/2030 (a)	1,285,000	1,470,832
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, MUNIPSA + 0.30%, 2.2% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,926,572
Series C, MUNIPSA + 0.45%, 2.35% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	987,868
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,260,000	1,952,972
Series M-050, 144A, AMT, 3.05%, 6/15/2037	6,870,000	5,920,641
“A", Series ML-05, 3.35%, 11/25/2033, GTY: Freddie Mac	585,291	549,012
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded 6/1/2028 @ 100, 5.0%, 6/1/2032	5,000,000	5,630,074
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 2.25% (b), Mandatory Put 8/1/2024 @ 100, 8/1/2047	1,430,000	1,408,999
California, Metropolitan Water District of Southern California, Series E, MUNIPSA + 0.14%, 2.04% (b), Mandatory Put 5/21/2024 @100, 7/1/2037	2,120,000	2,103,198
California, Municiple District Water & Waste Water Revenue, Series B, MUNIPSA + 0.1%, 2.0% (b), Mandatory Put 7/1/2024 @ 100, 7/1/2046	3,910,000	3,881,137
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	1,000,000	910,761
California, State General Obligation, Various Purposes, 5.0%, 4/1/2036	7,000,000	7,739,996
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,530,767	8,379,616
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,372,103
California, State Public Works Board Lease Revenue, A Various Captial Projects, Series C, 5.0%, 8/1/2029	2,400,000	2,744,390
The accompanying notes are an integral part of the financial statements.

12	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 8/1/2033	3,500,000	4,120,558
Los Angeles County, CA, Los Angeles County Public Works Financing Authority, Lease Revenue, Series G, 5.0%, 12/1/2031	1,500,000	1,787,695
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
AMT, 5.5%, 5/15/2036	1,820,000	2,046,857
AMT, 5.5%, 5/15/2037	4,985,000	5,577,706
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,394,521
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	5,412,572
Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,392,236
Turlock, CA, Irrigation District Revenue, 5.0%, 1/1/2033	2,620,000	2,971,501
		90,305,180
Colorado 2.1%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,643,000	1,357,940
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	1,675,000	1,688,013
Denver City & County, CO, Airport Revenue, Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,560,940
Denver City & County, CO, Airport Revenue System, Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,459,723
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	514,543
5.0%, 12/1/2033	500,000	507,136
5.0%, 12/1/2034	1,000,000	1,009,569
		17,097,864
Connecticut 1.7%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	945,237
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,765,000	1,766,722
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 10/1/2027	8,000,000	8,149,787
Seies C, 5.0%, 1/1/2030	1,000,000	1,140,915
Series A, 5.0%, 7/1/2038	1,565,000	1,765,705
		13,768,366
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Delaware 0.3%
Delaware, Delaware River & Bay Authority Revenue, 5.0%, 1/1/2031	2,000,000	2,313,812
Florida 5.3%
Broward County, FL, Airport Revenue System, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,478,686
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	2,355,000	2,396,078
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,683,360
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Seies A-1, 144A, 3.375%, 7/1/2031	2,100,000	1,846,698
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
144A, 5.0%, 11/15/2030	1,000,000	917,856
Series A, 5.0%, 6/15/2035	1,000,000	1,022,612
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25%, Mandatory Put 10/3/2023 @ 104, 7/1/2057	1,000,000	993,813
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	1,827,281
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	1,685,000	1,517,027
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,564,829
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,197,949
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,250,692
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,668,316
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	680,000	687,530
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,500,703
The accompanying notes are an integral part of the financial statements.

14	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,395,754
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	965,000	843,211
		42,792,395
Georgia 7.9%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,903,162
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	992,482
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,693,893
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	203,571
Series B, 4.0%, 4/1/2033	200,000	202,937
Series B, 4.0%, 4/1/2034	250,000	253,139
Series B, 4.0%, 4/1/2035	225,000	226,434
Series B, 4.0%, 4/1/2036	250,000	250,548
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,320,116
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,169,892
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,759,860
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	8,250,000	8,280,748
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,033,373
Series A, 4.0%, Mandatory Put 12/1/2029 @ 100, 9/1/2052	10,000,000	9,717,019
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,247,528
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,181,038
		63,435,740
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
Hawaii 0.6%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,569,503
Illinois 6.2%
Chicago, IL, Board of Education, Series B, 4.0%, 12/1/2038	5,000,000	4,456,112
Chicago, IL, O’Hare International Airport Revenue:
AMT, 5.0%, 1/1/2035	715,000	762,216
AMT, 5.0%, 1/1/2036	500,000	530,263
Chicago, IL, O’Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,607,452
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	662,498
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,036,053
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,211,024
Illinois, State Finance Authority Revenue, Series A, 5.0%, 10/1/2032	1,000,000	1,163,744
Illinois, State General Obligation:
5.0%, 8/1/2023	7,150,000	7,227,357
5.0%, 11/1/2024	5,325,000	5,466,131
5.0%, 3/1/2031	2,500,000	2,659,828
Series B, 5.25%, 10/1/2037	2,000,000	2,118,848
5.5%, 5/1/2024	500,000	513,893
5.5%, 5/1/2025	1,500,000	1,561,843
Series C, 5.5%, 10/1/2039	2,000,000	2,139,977
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	6,837,847
Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,252,148
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,631,939
		49,839,173
Indiana 1.0%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 2.2% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,450,000	2,387,774
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,712,306
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,001,986
		8,102,066
The accompanying notes are an integral part of the financial statements.

16	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Iowa 0.5%
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	455,000	427,997
Iowa, Tobacco Settlement Authority Revenue, Series B-1, 4.0%, 6/1/2049	3,410,000	3,391,230
		3,819,227
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,336,167
Maryland 1.7%
Maryland, General Obligation, 5.0%, 6/1/2029	10,000,000	11,410,218
Maryland, State General Obligation, Series D, 4.0%, 8/1/2029	1,250,000	1,350,270
Maryland, State of Maryland Department of Transportation, Series 2022B, 5.0%, 12/1/2029	1,000,000	1,148,392
		13,908,880
Massachusetts 1.9%
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,069,884
Series J-2, 5.0%, 7/1/2034	2,000,000	2,130,073
Massachusetts, State Development Finance Agency Revenue, Northeastern University, 5.0%, 10/1/2037	1,250,000	1,391,267
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	450,000	449,978
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	545,000	448,194
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,332,298
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,251,204
		15,072,898
Michigan 2.2%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,209,351
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0%, Mandatory Put 10/1/2026 @ 100, 10/1/2061	265,000	256,299
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,349,184
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Series I-75, AMT, 5.0%, 12/31/2032	700,000	715,397
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,631,504
Michigan, Trunk Line Revenue, Rebuilding Michigan Program, Series A, 4.0%, 11/15/2036	2,500,000	2,576,726
		17,738,461
Minnesota 0.2%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,290,000	1,873,905
Mississippi 1.1%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	4,990,869
Series A, 5.0%, 10/15/2036	4,000,000	4,282,085
		9,272,954
Missouri 0.7%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	5,977,336	5,163,229
Missouri, Plaza At Noah’s Ark Community Improvement District, 3.0%, 5/1/2030	725,000	640,207
		5,803,436
Montana 0.5%
Montana, Montana Facility Finance Authority, Billings Clinic Obligated Group:
Series A, 5.0%, 8/15/2029	1,200,000	1,337,926
Series A, 5.0%, 8/15/2030	1,275,000	1,440,882
Series A, 5.0%, 8/15/2031	1,000,000	1,137,951
		3,916,759
Nebraska 1.0%
Nebraska, Public Power District Revenue:
Series A, 5.0%, 1/1/2035	1,410,000	1,574,481
Series A, 5.0%, 1/1/2037	2,750,000	3,041,612
Series A, 5.0%, 1/1/2038	3,000,000	3,300,891
		7,916,984
Nevada 0.5%
Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,074,499
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,330,416
		4,404,915
The accompanying notes are an integral part of the financial statements.

18	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
New Hampshire 0.8%
New Hampshire, Business Finance Authority Revenue:
Series 2022-2, 4.0%, 10/20/2036	2,994,003	2,760,987
4.375%, 9/20/2036	3,979,443	3,811,413
		6,572,400
New Jersey 3.3%
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	1,035,000	1,091,023
Series A, 4.0%, 6/1/2031	1,530,000	1,621,640
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,505,000	1,141,124
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	897,289
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	830,000	676,027
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,351,835
Series B, AMT, 3.5%, 12/1/2039	2,000,000	1,936,791
Series B, AMT, 4.0%, 12/1/2041	5,000,000	4,905,930
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,022,428
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 6/15/2033	2,500,000	2,779,765
Series A, 5.0%, 6/15/2034	1,700,000	1,864,129
5.0%, 6/15/2036	2,000,000	2,126,982
5.0%, 6/15/2038 (a)	2,000,000	2,117,935
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,130,719
		26,663,617
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	2,575,000	2,577,005
New York 12.0%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,558,252
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,472,988
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,311,269
Series C-1, 5.0%, 11/15/2028	1,200,000	1,246,327
Series A-2, 5.0%, Mandatory Put 5/15/2030 @100, 11/15/2045	5,335,000	5,647,716
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	9,136,114
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	639,649
New York, State Liberty Development Corporation, Second Priority Liberty Revenue, “1” , 2.45%, 9/15/2069	5,000,000	4,586,566
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	10,222,585
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,023,317
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,223,930
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	5,531,349
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	8,067,522
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-2, 4.0%, 6/15/2036	3,000,000	3,050,805
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A, 4.0%, 11/1/2034	2,500,000	2,577,774
Series B1, 5.0%, 11/1/2027	750,000	772,548
Series B1, 5.0%, 11/1/2028	1,175,000	1,208,674
Series B1, 5.0%, 11/1/2029	935,000	961,665
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,125,144
Series S-3, 5.0%, 7/15/2035	5,000,000	5,390,097
New York, NY, General Obligation:
Series B-3, 1.96% (c), 12/1/2022	450,000	450,000
Series C, 4.0%, 8/1/2037	1,000,000	1,005,087
Series D-1, 5.0%, 8/1/2029	8,620,000	8,742,138
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,479,946
The accompanying notes are an integral part of the financial statements.

20	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Series A, 5.0%, 9/1/2031	2,020,000	2,197,528
Series A, 5.0%, 9/1/2032	1,250,000	1,354,572
		96,983,562
North Carolina 0.5%
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2035	820,000	932,823
5.0%, 7/1/2036	1,000,000	1,132,669
5.0%, 7/1/2037	1,000,000	1,127,491
5.0%, 7/1/2038	500,000	561,850
		3,754,833
North Dakota 0.4%
North Dakota, State Housing Finance Agency, Home Mortgage Program, Series B, MUNIPSA + 0.2%, 2.1% (b), Mandatory Put 7/1/2024 @100, 1/1/2043	3,075,000	3,075,000
Ohio 2.9%
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,600,356
4.0%, 12/1/2030	1,210,000	1,285,999
4.0%, 12/1/2031	1,105,000	1,167,340
Ohio, Air Quality Development Authority, Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	996,039
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,532,989
Ohio, Higher Educational Facility Commission, University of Daytona:
Series B, 5.0%, 2/1/2029	1,100,000	1,201,522
Series B, 5.0%, 2/1/2030	1,810,000	1,993,499
Series B, 5.0%, 2/1/2031	2,420,000	2,683,194
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	1,917,509
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	4,959,604
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A, 5.0%, 2/15/2029	1,155,000	1,302,143
Series A, 5.0%, 2/15/2030	1,155,000	1,325,044
Series A-1, 5.25%, 2/15/2029	1,310,000	1,317,454
		23,282,692
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	21

	Principal Amount ($)	Value ($)
Oregon 0.3%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	2,780,000	2,805,036
Pennsylvania 7.3%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,298,823
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	2,779,541
5.0%, 12/1/2032	2,745,000	2,771,560
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,527,819
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,240,000	3,506,708
Series A, AMT, 2.625%, 6/1/2042	610,000	506,140
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	328,689
Series A, 5.0%, 7/1/2031	850,000	933,362
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,083,518
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,208,041
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	965,000	961,560
Series 122, AMT, 4.0%, 10/1/2046	2,860,000	2,862,862
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,079,403
Series B, 5.0%, 6/1/2029	5,000,000	5,298,098
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,181,466
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	2,901,761
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,028,993
Philadelphia, PA, Authority for Industrial Development Charter School Revenue Bond, 144A, 5.0%, 6/15/2040	900,000	844,940
The accompanying notes are an integral part of the financial statements.

22	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,504,096
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	32,457
Pittsburgh, PA, Water & Sewer System Revenue, First Lien, Series C, MUNIPSA + 0.65%, 2.55% (b), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	1,000,000	999,006
		58,638,843
Rhode Island 0.4%
New Jersey, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	3,000,000	2,979,010
South Carolina 0.0%
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	280,000	280,146
Tennessee 1.2%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,591,360
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2029	1,100,000	976,861
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2030	750,000	664,424
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038 (a)	1,625,000	1,783,213
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,481,168
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, AMT, 3.0%, 7/1/2038	110,000	109,833
		9,606,859
Texas 6.5%
Austin, TX, Water & Wastewater System Revenue, 5.0%, 11/15/2038 (a)	3,500,000	3,971,223
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,496,331
City of Austin, Tx, City of Austin, Airport System Revenue, AMT, 5.0%, 11/15/2033	1,250,000	1,362,284
Dallas, Fort Worth International Airport, Series B, 5.0%, 11/1/2037	1,200,000	1,335,539
Houston, TX, Airport Revenue System, Series A, AMT, 4.0%, 7/1/2038	2,000,000	1,919,065
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,724,537
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	23

	Principal Amount ($)	Value ($)
5.0%, 9/1/2028	1,350,000	1,477,752
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	1,525,000	1,727,589
Lower Colorado, TX, Lower Colorado River Authority, 5.0%, 5/15/2032, INS: AGMC	2,685,000	3,078,164
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,790,282
Northside, TX, Independent School District, 1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,940,000	2,849,281
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	1,919,941
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,114,697
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,630,509
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,862,311	4,702,576
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	5,755,000	6,014,289
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	473,513
Series A, 4.0%, 12/31/2036	2,000,000	1,877,836
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,222,538
		52,687,946
Utah 0.7%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,218,050
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037 (a)	250,000	279,463
		5,497,513
Virginia 4.4%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,102,569
Series A, 4.0%, 7/1/2038	4,370,000	4,426,155
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,496,075
AMT, 4.0%, 7/1/2030	1,000,000	996,914
The accompanying notes are an integral part of the financial statements.

24	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	19,500,348
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,326,090
		35,848,151
Washington 4.4%
King County, WA, Junior Lien Sewer Revenue, Series A, MUNIPSA + 0.23%, 2.13% (b), Mandatory Put 1/1/2027 @ 100, 1/1/2040	3,845,000	3,742,579
Port of Seattle, WA:
AMT, 5.0%, 8/1/2036	3,570,000	3,817,485
AMT, 5.0%, 8/1/2037	5,000,000	5,321,854
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2A, MUNIPSA + 0.2%, 2.1% (b), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,237,463
Washington, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 2.15% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	874,406
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,159,059
4.0%, 7/1/2031	3,000,000	2,711,153
Washington, State General Obligation:
Series R-2021A, 5.0%, 6/1/2030	1,000,000	1,155,420
Series R-2021A, 5.0%, 6/1/2031	750,000	862,327
Series R-2021A, 5.0%, 6/1/2032	1,000,000	1,146,731
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,415,918
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	766,493
144A, 5.0%, 1/1/2029	840,000	856,562
144A, 5.0%, 1/1/2031	1,030,000	1,045,641
144A, 5.0%, 1/1/2033	1,050,000	1,061,213
		35,174,304
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	25

	Principal Amount ($)	Value ($)
West Virginia 0.5%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,219,362
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,518,500
		3,737,862
Wisconsin 0.3%
Wisconsin, General Obligation, Series 1, 5.0%, 5/1/2028 (a)	2,310,000	2,577,020
Puerto Rico 0.6%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	871,340
Series A1, 5.75%, 7/1/2031	1,910,000	1,961,925
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	1,948,347
		4,781,612
Other 1.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M-024, AMT, 2.304%, 5/15/2027	375,000	349,448
“A” , Series M-051, 144A, 2.65%, 6/15/2035	7,700,000	6,307,102
Freddie Mac, Multi-Family, “Class A” , 3.4%, 1/25/2036, GTY: Freddie Mac	1,415,701	1,314,989
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2020-ML08, 1.896%, 11/25/2037, GTY: Freddie Mac	2,750,871	2,148,715
		10,120,254
Total Municipal Investments (Cost $831,101,845)		800,503,364
Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $3,706,648)	3,800,000	3,087,649

	Shares	Value ($)
Open-End Investment Companies 0.8%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.8% (d) (Cost $6,193,442)	6,192,960	6,193,579

The accompanying notes are an integral part of the financial statements.

26	|	DWS Intermediate Tax-Free Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $841,001,935)	100.4	809,784,592
Other Assets and Liabilities, Net	(0.4)	(3,293,572)
Net Assets	100.0	806,491,020

(a)	When-issued security.
(b)
Variable or floating rate security. These securities are shown at their current rate as of
November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2022. Date shown reflects the earlier of demand date or stated maturity date.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	27

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$800,503,364	$—	$800,503,364
Government & Agency Obligations	—	3,087,649	—	3,087,649
Open-End Investment Companies	6,193,579	—	—	6,193,579
Total	$6,193,579	$803,591,013	$—	$809,784,592

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Intermediate Tax-Free Fund

Statement of Assets and Liabilities
as of November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (cost $841,001,935)	$ 809,784,592
Receivable for investments sold	1,841,576
Receivable for Fund shares sold	1,517,785
Interest receivable	10,186,464
Other assets	78,236
Total assets	823,408,653
Liabilities
Payable for investments purchased — when-issued securities	13,640,257
Payable for Fund shares redeemed	2,369,340
Distributions payable	376,527
Accrued management fee	142,691
Accrued Trustees' fees	9,227
Other accrued expenses and payables	379,591
Total liabilities	16,917,633
Net assets, at value	$806,491,020
Net Assets Consist of
Distributable earnings (loss)	(37,932,998)
Paid-in capital	844,424,018
Net assets, at value	$806,491,020
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	29

Statement of Assets and Liabilities as of November 30, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($109,647,441 ÷ 10,201,427 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.75
Maximum offering price per share (100 ÷ 97.25 of $10.75)	$ 11.05
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($2,656,206 ÷ 247,179 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)
$ 10.75
Class S
Net Asset Value, offering and redemption price per share ($285,081,081 ÷ 26,518,136 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.75
Institutional Class
Net Asset Value, offering and redemption price per share ($409,106,292 ÷ 38,064,978 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.75
The accompanying notes are an integral part of the financial statements.

30	|	DWS Intermediate Tax-Free Fund

Statement of Operations
for the six months ended November 30, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 13,215,183
Expenses:
Management fee	1,329,587
Administration fee	409,428
Services to shareholders	538,481
Distribution and service fees	159,908
Custodian fee	5,185
Professional fees	41,114
Reports to shareholders	24,766
Registration fees	39,345
Trustees' fees and expenses	18,483
Other	25,119
Total expenses before expense reductions	2,591,416
Expense reductions	(330,868)
Total expenses after expense reductions	2,260,548
Net investment income	10,954,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(6,078,580)
Change in net unrealized appreciation (depreciation) on investments	(15,180,509)
Net gain (loss)	(21,259,089)
Net increase (decrease) in net assets resulting from operations	$ (10,304,454)
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	31

Statements of Changes in Net Assets
	Six Months Ended November 30, 2022	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 10,954,635	$ 20,464,050
Net realized gain (loss)	(6,078,580)	(860,455)
Change in net unrealized appreciation (depreciation)	(15,180,509)	(80,027,679)
Net increase (decrease) in net assets resulting from operations	(10,304,454)	(60,424,084)
Distributions to shareholders:
Class A	(1,400,383)	(3,228,085)
Class C	(24,764)	(77,277)
Class S	(3,947,636)	(8,775,933)
Institutional Class	(5,548,812)	(11,380,469)
Total distributions	(10,921,595)	(23,461,764)
Fund share transactions:
Proceeds from shares sold	153,244,297	241,513,647
Reinvestment of distributions	8,500,935	18,363,318
Payments for shares redeemed	(220,596,667)	(266,344,420)
Net increase (decrease) in net assets from Fund share transactions	(58,851,435)	(6,467,455)
Increase (decrease) in net assets	(80,077,484)	(90,353,303)
Net assets at beginning of period	886,568,504	976,921,807
Net assets at end of period	$806,491,020	$886,568,504

The accompanying notes are an integral part of the financial statements.

32	|	DWS Intermediate Tax-Free Fund

Financial Highlights
DWS Intermediate Tax-Free Fund — Class A
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.00	$12.02	$11.80	$11.88	$11.60	$11.93
Income (loss) from investment operations:
Net investment income	.13	.22	.28	.30	.31	.29
Net realized and unrealized gain (loss)	(.25)	(.98)	.29	.02	.28	(.33)
Total from investment operations	(.12)	(.76)	.57	.32	.59	(.04)
Less distributions from:
Net investment income	(.13)	(.22)	(.28)	(.30)	(.31)	(.29)
Net realized gains	—	(.04)	(.07)	(.10)	(.00)*	(.00)*
Total distributions	(.13)	(.26)	(.35)	(.40)	(.31)	(.29)
Net asset value, end of period	$10.75	$11.00	$12.02	$11.80	$11.88	$11.60
Total Return (%)[a]	(1.10)b**	(6.42)[b]	4.81[b]	2.73[b]	5.25[b]	(.30)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	123	155	144	154	174
Ratio of expenses before expense reductions (%)	.78***	.78	.78	.78	.79	.78
Ratio of expenses after expense reductions (%)	.75***	.73	.72	.77	.78	.78
Ratio of net investment income (%)	2.38***	1.92	2.33	2.55	2.70	2.47
Portfolio turnover rate (%)	23**	47	38	41	61	44

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	33

DWS Intermediate Tax-Free Fund — Class C
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.00	$12.02	$11.80	$11.88	$11.59	$11.93
Income (loss) from investment operations:
Net investment income	.09	.14	.19	.21	.23	.20
Net realized and unrealized gain (loss)	(.25)	(.98)	.29	.02	.29	(.34)
Total from investment operations	(.16)	(.84)	.48	.23	.52	(.14)
Less distributions from:
Net investment income	(.09)	(.14)	(.19)	(.21)	(.23)	(.20)
Net realized gains	—	(.04)	(.07)	(.10)	(.00)*	(.00)*
Total distributions	(.09)	(.18)	(.26)	(.31)	(.23)	(.20)
Net asset value, end of period	$10.75	$11.00	$12.02	$11.80	$11.88	$11.59
Total Return (%)[a,b]	(1.47)**	(7.12)	4.03	1.97	4.56	(1.15)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	7	20	28	36
Ratio of expenses before expense reductions (%)	1.58***	1.53	1.53	1.54	1.56	1.56
Ratio of expenses after expense reductions (%)	1.50***	1.48	1.48	1.52	1.53	1.55
Ratio of net investment income (%)	1.62***	1.17	1.60	1.80	1.95	1.70
Portfolio turnover rate (%)	23**	47	38	41	61	44

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Intermediate Tax-Free Fund

DWS Intermediate Tax-Free Fund — Class S
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.00	$12.03	$11.80	$11.88	$11.60	$11.93
Income (loss) from investment operations:
Net investment income	.14	.25	.31	.33	.34	.32
Net realized and unrealized gain (loss)	(.25)	(.99)	.30	.02	.28	(.33)
Total from investment operations	(.11)	(.74)	.61	.35	.62	(.01)
Less distributions from:
Net investment income	(.14)	(.25)	(.31)	(.33)	(.34)	(.32)
Net realized gains	—	(.04)	(.07)	(.10)	(.00)*	(.00)*
Total distributions	(.14)	(.29)	(.38)	(.43)	(.34)	(.32)
Net asset value, end of period	$10.75	$11.00	$12.03	$11.80	$11.88	$11.60
Total Return (%)[a]	(.97)**	(6.26)	5.16	2.99	5.51	(.07)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	285	320	362	443	543	629
Ratio of expenses before expense reductions (%)	.63***	.64	.61	.62	.63	.62
Ratio of expenses after expense reductions (%)	.50***	.48	.48	.52	.53	.55
Ratio of net investment income (%)	2.63***	2.17	2.58	2.80	2.95	2.71
Portfolio turnover rate (%)	23**	47	38	41	61	44

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	35

DWS Intermediate Tax-Free Fund — Institutional Class
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.00	$12.02	$11.80	$11.88	$11.60	$11.93
Income (loss) from investment operations:
Net investment income	.14	.25	.31	.33	.34	.32
Net realized and unrealized gain (loss)	(.25)	(.98)	.29	.02	.28	(.33)
Total from investment operations	(.11)	(.73)	.60	.35	.62	(.01)
Less distributions from:
Net investment income	(.14)	(.25)	(.31)	(.33)	(.34)	(.32)
Net realized gains	—	(.04)	(.07)	(.10)	(.00)*	(.00)*
Total distributions	(.14)	(.29)	(.38)	(.43)	(.34)	(.32)
Net asset value, end of period	$10.75	$11.00	$12.02	$11.80	$11.88	$11.60
Total Return (%)	(.97)a**	(6.18)[a]	5.07[a]	2.99[a]	5.52[a]	(.06)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	409	440	453	356	327	680
Ratio of expenses before expense reductions (%)	.55***	.55	.54	.55	.55	.54
Ratio of expenses after expense reductions (%)	.50***	.48	.47	.52	.53	.54
Ratio of net investment income (%)	2.63***	2.17	2.57	2.80	2.93	2.71
Portfolio turnover rate (%)	23**	47	38	41	61	44

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Intermediate Tax-Free Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Intermediate Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Tax Free Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Intermediate Tax-Free Fund	|	37

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining

38	|	DWS Intermediate Tax-Free Fund

value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued/Delayed Delivery Securities. The Fund may purchase  securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
From November 1, 2021 through May 31, 2022, the Fund elects to defer qualified late year losses of approximately $1,479,000 of net long-term realized capital losses and $615,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending May 31, 2023.
At November 30, 2022, the aggregate cost of investments for federal income tax purposes was $840,411,186. The net unrealized depreciation for all investments based on tax cost was $30,626,594. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,774,030 and aggregate

DWS Intermediate Tax-Free Fund	|	39

gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $36,400,624.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to post-October loss deferrals and restructuring of debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

40	|	DWS Intermediate Tax-Free Fund

B.
Purchases and Sales of Securities
During the six months ended November 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $194,821,955 and $270,420,352, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.315%.
For the period from June 1, 2022 through September 30, 2022, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.75%
Class C	1.50%
Class S	.50%
Institutional Class	.50%
Effective October 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.74%
Class C	1.49%
Class S	.49%
Institutional Class	.49%

DWS Intermediate Tax-Free Fund	|	41

For the six months ended November 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 16,628
Class C	1,267
Class S	200,267
Institutional Class	112,706
$ 330,868
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2022, the Administration Fee was $409,428, of which $63,982 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2022
Class A	$ 1,403	$ 499
Class C	189	65
Class S	16,287	5,666
Institutional Class	747	245
	$ 18,626	$ 6,475
In addition, for the six months ended November 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services

42	|	DWS Intermediate Tax-Free Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 45,864
Class C	1,830
Class S	254,629
Institutional Class	211,188
$ 513,511
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2022
Class C	$ 11,529	$ 1,595
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2022	Annualized Rate
Class A	$ 144,562	$ 44,210.25%
Class C	3,817	530.25%
	$ 148,379	$ 44,740
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2022 aggregated $108.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2022, the

DWS Intermediate Tax-Free Fund	|	43

CDSC for Class C shares aggregated $778. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2022, DDI received $884 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,160, of which $810 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2022, the Fund engaged in securities purchases of $82,240,000 and securities sales of $96,810,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2022.

44	|	DWS Intermediate Tax-Free Fund

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,180,128	$ 12,617,741	1,010,213	$ 11,471,271
Class C	18,374	196,954	71,273	845,661
Class S	3,985,511	42,895,579	6,591,510	75,341,187
Institutional Class	9,090,152	97,534,023	13,326,586	153,855,528
		$ 153,244,297		$ 241,513,647
Shares issued to shareholders in reinvestment of distributions
Class A	109,827	$ 1,175,222	233,503	$ 2,735,516
Class C	2,064	22,093	5,994	70,361
Class S	341,263	3,652,083	693,476	8,116,645
Institutional Class	341,422	3,651,537	636,564	7,440,796
		$ 8,500,935		$ 18,363,318
Shares redeemed
Class A	(2,269,009)	$ (24,140,599)	(2,995,996)	$ (34,318,469)
Class C	(127,914)	(1,377,325)	(290,760)	(3,419,132)
Class S	(6,908,944)	(73,945,012)	(8,291,040)	(94,735,787)
Institutional Class	(11,331,373)	(121,133,731)	(11,641,042)	(133,871,032)
		$ (220,596,667)		$ (266,344,420)
Net increase (decrease)
Class A	(979,054)	$ (10,347,636)	(1,752,280)	$ (20,111,682)
Class C	(107,476)	(1,158,278)	(213,493)	(2,503,110)
Class S	(2,582,170)	(27,397,350)	(1,006,054)	(11,277,955)
Institutional Class	(1,899,799)	(19,948,171)	2,322,108	27,425,292
		$ (58,851,435)		$ (6,467,455)
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances

DWS Intermediate Tax-Free Fund	|	45

surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

46	|	DWS Intermediate Tax-Free Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to November 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Intermediate Tax-Free Fund	|	47

Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$989.00	$985.30	$990.30	$990.30
Expenses Paid per $1,000*	$3.74	$7.47	$2.49	$2.49
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$1,021.31	$1,017.55	$1,022.56	$1,022.56
Expenses Paid per $1,000*	$3.80	$7.59	$2.54	$2.54

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Intermediate Tax-Free Fund	.75%	1.50%	.50%	.50%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

48	|	DWS Intermediate Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Intermediate Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

DWS Intermediate Tax-Free Fund	|	49

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment

50	|	DWS Intermediate Tax-Free Fund

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

DWS Intermediate Tax-Free Fund	|	51

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

52	|	DWS Intermediate Tax-Free Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Intermediate Tax-Free Fund	|	53

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMCX	SCMTX	SZMIX
CUSIP Number	25159H 108	25159H 306	25159H 405	25159H 504
Fund Number	445	745	2045	1445

54	|	DWS Intermediate Tax-Free Fund

Notes

DITFF-3
(R-025435-12 1/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/27/2023